Interest expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Interest expense
15	Interest expense

	2018	2017	2016
	RMB million	RMB million	RMB million
Interest on borrowings	1,891	1,628	1,444
Interest relating to obligations under finance leases	2,409	2,009	1,598
Interest relating to provision for early retirement benefits (Note 46)	—	1	1

Total interest expense on financial liabilities not at fair value through profit or loss	4,300	3,638	3,043
Less: interest expense capitalised (Note)	(1,085)	(908)	(624)

	3,215	2,730	2,419

Interest rate swaps: cash flow hedge, reclassified from equity (Note 17)	(13)	17	46

	3,202	2,747	2,465

Note:

The weighted average interest rate used for interest capitalisation was 3.54% per annum in 2018 (2017: 3.32%; 2016: 3.22%).